Stock-Based Compensation (Details 10) (USD $)	0 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 02, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class A common stock | DISH Network Awards
Black-Scholes option valuation model, assumptions
Dividend in cash per share (in dollars per share)	$ 1.00	$ 2.00
Class B common stock | DISH Network Awards
Black-Scholes option valuation model, assumptions
Dividend in cash per share (in dollars per share)	$ 1.00	$ 2.00
Stock Options
Black-Scholes option valuation model, assumptions
Risk-free interest rate, low end of range (as a percent)			0.91%	0.41%	0.36%
Risk-free interest rate, high end of range (as a percent)			2.66%	1.29%	3.18%
Volatility factor, low end of range (as a percent)			32.37%	33.15%	31.74%
Volatility factor, high end of range (as a percent)			39.87%	39.50%	45.56%
Dividend yield (as a percent)			0.00%	0.00%	0.00%
Stock Options | Maximum
Black-Scholes option valuation model, assumptions
Expected term of options			10 years	5 years 10 months 24 days	10 years
Weighted-average fair value of options granted (in dollars per share)			21.09	13.79	14.77
Stock Options | Minimum
Black-Scholes option valuation model, assumptions
Expected term of options			5 years 7 months 6 days	3 years 1 month 6 days	3 years 7 months 6 days
Weighted-average fair value of options granted (in dollars per share)			14.49	6.72	8.73